CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Schedule of condensed balance sheets

	December 31,
	2012	2013
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	164	228
Amounts due from subsidiaries	10,000	4,130
Prepayments and other current assets	11,616	65
Total current assets	21,780	4,423
Non-current assets:
Property, plant and equipment, net	5	1
Investment in subsidiaries	399,364	427,679
Other non-current assets	—	19
Total non-current assets	399,369	427,699
TOTAL ASSETS	421,149	432,122

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	16,464	19,374
Accrued expense and other current liabilities	4,424	2,549
Amounts due to related parties	2	1
Deferred tax liabilities	—	300
Warrant liabilities	839	—
Total current liabilities	21,729	22,224
Total liabilities	21,729	22,224
Shareholders’ equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2012 and 2013; 161,989,097 and 162,099,665 shares issued and outstanding as of December 31, 2012 and 2013)	162	162
Additional paid-in capital	517,133	517,370
Accumulated other comprehensive income	41,597	54,059
Accumulated deficit	(159,472)	(161,693)
Total shareholders’ equity	399,420	409,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	421,149	432,122

Schedule of condensed statements of comprehensive income

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Revenues	—	—	—
Cost of revenues	—	—	(7)
Gross profit	—	—	(7)
Operating expenses:
General and administrative expenses	(18,247)	(7,324)	(3,929)
Total operating expenses	(18,247)	(7,324)	(3,936)
Operating loss	(18,247)	(7,324)	(3,936)
Equity in (losses) profits of subsidiaries	(27,395)	3,662	1,022
Interest income	66	3	—
Interest expense	(23)	(142)	(4)
Changes in fair value of warrant liabilities	951	(399)	839
Exchange (loss) gain	(580)	30	6
Gain from disposal of subsidiaries	—	3,726	—
Other income, net	375	293	152
Loss before income tax expense	(44,853)	(151)	(1,921)
Income tax expense	(536)	(1,092)	(300)
Net loss	(45,389)	(1,243)	(2,221)

Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	20,079	(1,404)	12,462
Defined benefit pension plans	(33)	33	—
Other comprehensive income (loss)	20,046	(1,371)	12,462
Comprehensive (loss) income	(25,343)	(2,614)	10,241

Schedule of condensed statements of cash flows

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cash flows used in operating activities	(8,740)	(3,651)	(2,433)
Cash flows (used in) provided by investing activities	(6,500)	931	2,471
Cash flows provided by financing activities	10,036	—	26
Net (decrease) increasein cash and cash equivalents	(5,204)	(2,720)	64
Cash and cash equivalents at the beginning oftheyear	8,088	2,884	164
Cash and cash equivalents at the end oftheyear	2,884	164	228